Trade Accounts Receivable	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Trade Accounts Receivable
10)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2024 and 2023, consolidated trade accounts receivable consisted of:

		2024	2023
Trade accounts receivable	$	1,659	1,841
Allowances for expected credit losses		(77)	(90)

	$	1,582	1,751

As of December 31, 2024 and 2023, trade accounts receivable include receivables of $755 and $848, respectively, sold in several countries under outstanding trade accounts receivable securitization programs and/or factoring programs with recourse, in which generally, Cemex effectively does not surrender full control or the majority of risks and rewards associated with the trade accounts receivable sold. Therefore, the trade accounts receivable sold were not derecognized from the statement of financial position and the funded amounts to Cemex as of December 31, 2024 and 2023 of $658 and $678, respectively, were recognized within the line item of “Other financial obligations” (note 17.2).
The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $52 in 2024, $52 in 2023 and $24 in 2022. Cemex’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.
Additionally, as of December 31, 2024, there are trade accounts receivable sold under factoring programs that qualify for derecognition for $54 which, considering that Cemex surrendered control and the majority of risks and rewards associated with the amount sold, the balance was derecognized from the statement of financial position
As of December 31, 2024, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	332	29	8.7%
United States		542	8	1.5%
EMEA		701	34	4.9%
SCA&C		72	6	8.3%
Others		12	—	—

	$	1,659	77

Changes in the allowance for ECL in 2024, 2023 and 2022, were as follows:

		2024	2023	2022
Allowances for expected credit losses at beginning of period	$	90	91	101
Charged to selling expenses		15	11	9
Deductions		(17)	(15)	(21)
Reclassification to assets held for sale		(6)	—	—
Foreign currency translation effects		(5)	3	2

Allowances for expected credit losses at end of period	$	77	90	91